The Torray Fund

(the “Fund”)

Supplement Dated December 19, 2005 to the

Prospectus dated May 2, 2005

The following information supplements certain disclosure contained in the current Prospectus for the Fund regarding the investment adviser for the Fund:

Effective December 19, 2005, shareholders of the Fund approved a new Investment Management Agreement (the “New Agreement”) between the Fund and Torray LLC (the “New Adviser”). The New Adviser is a recently formed investment adviser that has succeeded to the business operations of The Torray Corporation as a result of the transfer of all of the assets and liabilities of The Torray Corporation to the New Adviser, and the New Adviser now provides investment management services to the Fund as the successor to the advisory business of The Torray Corporation.

Robert E. Torray and Douglas C. Eby, the current Portfolio Managers of the Fund, each have ownership interests in the New Adviser and are officers and employees of the New Adviser and they are continuing to serve as the Portfolio Managers for the Fund in their capacities with the New Adviser. Mr. Eby and Mr. Torray have also informed the Board of Trustees that they have agreed to enter into long-term employment agreements with the New Adviser.

The terms of the New Agreement, including the investment management fees payable by the Fund, are identical to the terms of the prior Investment Management Agreement for the Fund, except for the dates of execution, effectiveness, termination and certain other non-material changes.

The Board of Trustees of the Fund had previously reviewed the terms and conditions of the New Agreement and had recommended that shareholders vote in favor of the New Agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

The Torray Institutional Fund

(the “Fund”)

Supplement Dated December 19, 2005 to the

Prospectus dated May 2, 2005

The following information supplements certain disclosure contained in the current Prospectus for the Fund regarding the investment adviser for the Fund:

Effective December 19, 2005, shareholders of the Fund approved a new Investment Management Agreement (the “New Agreement”) between the Fund and Torray LLC (the “New Adviser”). The New Adviser is a recently formed investment adviser that has succeeded to the business operations of The Torray Corporation as a result of the transfer of all of the assets and liabilities of The Torray Corporation to the New Adviser, and the New Adviser now provides investment management services to the Fund as the successor to the advisory business of The Torray Corporation.

Robert E. Torray and Douglas C. Eby, the current Portfolio Managers of the Fund, each have ownership interests in the New Adviser and are officers and employees of the New Adviser and they are continuing to serve as the Portfolio Managers for the Fund in their capacities with the New Adviser. Mr. Eby and Mr. Torray have also informed the Board of Trustees that they have agreed to enter into long-term employment agreements with the New Adviser.

The terms of the New Agreement, including the investment management fees payable by the Fund, are identical to the terms of the prior Investment Management Agreement for the Fund, except for the dates of execution, effectiveness, termination and certain other non-material changes.

The Board of Trustees of the Fund had previously reviewed the terms and conditions of the New Agreement and had recommended that shareholders vote in favor of the New Agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.